Revenue Recognition - Changes in Contract Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement In Contract Liabilities [Roll Forward]
Beginning contract liabilities	$ 978	$ 860
Revenue recognized from beginning of year contract liabilities	(546)	(553)
Net advance consideration received during the period	592	671
Ending contract liabilities	$ 1,024	$ 978